                         File Nos. 33-37459 and 811-6200
    As filed with the Securities and Exchange Commission on February 10, 2005
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 55                                              [X]


and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 59                                                             [X]


                               SCHWAB INVESTMENTS
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
               (Address of Principal Executive Offices) (zip code)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000
                                 --------------

                                 Evelyn Dilsaver
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:

Richard W. Grant Esq.       John M. Loder, Esq.      Koji E. Felton, Esq.
Morgan Lewis & Bockius LLP  Ropes & Gray             Charles Schwab Investment
1701 Market Street          One International Place  Management, Inc.
Philadelphia, PA 19103      Boston, MA 02110-2624    101 Montgomery Street
                                                     120KNY-14-109
                                                     San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box):

        / /  Immediately upon filing pursuant to paragraph (b)


        /X/  On February 28, 2005, pursuant to paragraph (b)


        / /  60 days after filing pursuant to paragraph (a)(i)


        / /  On (date), pursuant to paragraph (a)(1)


        / /  75 days after filing pursuant to paragraph (a)(ii)

        / / On (date), pursuant to paragraph (a)(ii) of Rule 485 if appropriate, check appropriate box:


        /X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment



Part C

The prospectus for the Schwab 1000 Fund(R) was electronically filed and is hereby incorporated by reference to Part A, File No. 811-6200, of Post-Effective Amendment No. 54 to the Registrant Registration Statement, filed on December 10, 2004 (Accession Number: 0000950134-04-019066).



The Statement of Additional Information for the Schwab 1000 Fund was electronically filed and is hereby incorporated by reference to Part A, File No. 811-6200, of Post-Effective Amendment No. 54 to the Registrant Registration Statement, filed on December 10, 2004 (Accession Number: 0000950134-04-019066).



Part C

PART C

                                OTHER INFORMATION
                               SCHWAB INVESTMENTS

Item 23. Exhibits.

(a)      Articles of Incorporation            Agreement and Declaration of Trust, dated October 26, 1990, was electronically filed and is incorporated by reference to Exhibit 1, File
                                              No. 811-6200, of Post-Effective Amendment No. 22 to Registrant's
                                              Registration Statement on Form N-1A, filed on December 30, 1997.

(b)      By-Laws                              Amended and Restated By-Laws were electronically filed and are incorporated by reference to Exhibit 2, File No. 811-6200, of
                                              Post-Effective Amendment No. 22 to Registrant's Registration Statement
                                              on Form N-1A, filed on December 30, 1997.

(c)      Instruments Defining        (i)      Article III, Section 5, Article V, Article VI, Article VIII, Section 4
         Rights of Security Holders           and Article IX, Sections 1, 5 and 7 of the Agreement and Declaration of
                                              Trust were filed and are incorporated by reference to Exhibit 1, File
                                              No. 811-6200, of Post-Effective Amendment No. 22 to Registrant's
                                              Registration Statement on Form N-1A, filed on December 30, 1997.

                                     (ii)     Article 9, Article 10, Section 6, and Article 11 of the Amended and
                                              Restated By-Laws were filed and are incorporated by reference to Exhibit
                                              2, File No. 811-6200, of Post-Effective Amendment No. 22 to Registrant's
                                              Registration Statement on Form N-1A filed on December 30, 1997.

(d)      Investment Advisory         (i)      Investment Advisory and Administration Agreement between Registrant and
         Contracts                            Charles Schwab Investment Management, Inc. (the "Investment Adviser")
                                              and Schedules B and C were electronically filed and are incorporated by reference to Exhibit 5(a), File No. 811-6200, of Post-Effective
                                              Amendment No. 22 to Registrant's Registration Statement on Form N-1A,
                                              filed on December 30, 1997.

                                     (ii)     Amended Schedules A and D to Investment Advisory and Administration
                                              Agreement referred to at Exhibit (d)(i) above are incorporated by reference to Exhibit (d)(ii), File No. 811-6200 of Post-Effective
                                              Amendment No. 53 to Registrant's Registration Statement on Form N-1A,
                                              filed on November 11, 2004.


Part C

                                     (iii)    Letter of Agreement between Registrant and Investment Advisor on behalf of
                                              Schwab Investments dated October 30, 2003, incorporated by reference as
                                              Exhibit (d)(iii), File No. 811-6200, of Post-Effective Amendment No. 48 to
                                              Registrant's Registration Statement on Form N-1A, electronically filed on
                                              November 11, 2003.

                                     (iv)     Letter Agreement between Registrant and Investment Advisor on behalf of
                                              Schwab California YieldPlus Fund and the Schwab Municipal YieldPlus Fund
                                              is incorporated by reference to Exhibit (d)(iv), File No. 811-6200 of
                                              Post-Effective Amendment No. 53 to Registrant's Registration Statement on
                                              Form N-1A, electronically filed on November 11, 2004.

(e)      Underwriting Contracts      (i)      Distribution Agreement between Registrant and Charles Schwab & Co., Inc.
                                              ("Schwab") was electronically filed and is incorporated by reference to
                                              Exhibit 6, File No. 811-6200, of Post-Effective Amendment No. 22 to
                                              Registrant's Registration Statement on Form N-1A, filed on December 30,
                                              1997.

                                     (ii)     Amended Schedule A to the Distribution Agreement is electronically filed as Exhibit (e)(ii), File No. 811-6200.

(f)      Bonus or Profit Sharing              Inapplicable.
         Contracts

(g)      Custodian Agreements        (i)      Custodian Services Agreement between Registrant and PFPC Trust Company was electronically filed and is incorporated by reference to Exhibit
                                              (g)(i), File No. 811-6200, of Post-Effective Amendment No. 44 to the
                                              Registrant's Registration Statement on Form N-1A, filed on November 12,
                                              2002.

                                     (ii)     Amended Custodian Services Fee Agreement dated November 1, 1998, by and between the Registrant and PFPC Trust Company, as assigned by PNC Bank, is incorporated by reference to Exhibit (g)(xii), File No. 811-6200, of Post-Effective Amendment
                                              No. 27 to Registrant's Registration Statement on Form N-1A, electronically filed on December 30, 1998.

                                     (iii)    Schedule A to the Custodian Services Fee Agreement between the registrant and
                                              PFPC Trust Company, as assigned by PNC Bank, was electronically filed and is incorporated by reference to Exhibit (g)(xiv), File No. 811-6200, of
                                              Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form
                                              N-1A, filed on July 21, 1999.


Part C

                                     (iv)     Rule 17f-5 and 17f-7 Services Agreement (Foreign Custody Agreement) between
                                              Registrant and PFPC Trust Company dated September 25, 2003, was electronically filed and is incorporated by reference to Exhibit (g)(iv), File No. 811-6200, of
                                              Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form
                                              N-1A, filed on December 11, 2003.

                                     (v)      Transfer Agency Agreement between the Registrant and Schwab and Schedule
                                              B were electronically filed and are incorporated by reference to Exhibit
                                              8(e), File No. 811-6200, of Post-Effective Amendment No. 22 to
                                              Registrant's Registration Statement on Form N-1A, filed on December 30,
                                              1997.

                                     (vi)     Amended Schedules A and C to the Transfer Agency Agreement referred to at Exhibit (g)(v) above are incorporated by reference to Exhibit
                                              (g)(vi), File No. 811-6200 of Post-Effective Amendment No. 53 to
                                              Registrant's Registration Statement on Form N-1A, filed on November 11,
                                              2004.

                                     (vii)    Shareholder Service Agreement between the Registrant and Schwab and Schedule B were electronically filed and are incorporated by reference to Exhibit 8(g),
                                              File No. 811-6200, of Post-Effective Amendment No. 22 to Registrant's
                                              Registration Statement on Form N-1A, filed on December 30, 1997.

                                     (viii)   Schedules A and C to the Shareholder Service Agreement between the Registrant and Schwab referenced at Exhibit (g)(vii) above are incorporated by reference to
                                              Exhibit (g)(viii), File No. 811-6200 of Post-Effective Amendment No. 53 to
                                              Registrant's Registration Statement on Form N-1A, filed on November 11, 2004.

                                     (ix)     Accounting Services Agreement between Registrant and PFPC was electronically filed and is incorporated by reference to Exhibit
                                              (d)(ix), File No. 811-6200, of Post-Effective Amendment No. 44 to
                                              Registrant's Registration Statement on Form N-1A filed on November 12,
                                              2002.

                                     (x)      Accounting Services Agreement with SEI Fund Resources dated April 1, 1998, was electronically filed and is incorporated herein by reference to Exhibit
                                              (g)(xiii), File No. 811-6200, of Post-Effective Amendment No. 27 to Registrant's
                                              Registration Statement on Form N-1A, electronically filed on December 30, 1998.


Part C

                                     (xi)     Amended Schedule A of the Accounting Services Agreement between the Registrant and SEI Fund Resources was electronically filed and is incorporated by reference to Exhibit (g)(xvi), File No. 811-6200, of Post-Effective Amendment No. 29 to
                                              Registrant's Registration Statement on Form N-1A, filed on July 21, 1999.

                                     (xii)    Amendment No. 1 to the Accounting Services Agreement dated December 17,
                                              1998, by and between Schwab Capital Trust, Schwab Annuity Portfolios,
                                              Schwab Investments and SEI Fund Resources was electronically filed and is incorporated by reference to Exhibit (g)(xvii), File No. 811-6200, of
                                              Post-Effective Amendment No. 29 to Registrant's Registration Statement
                                              on Form N-1A, filed on July 21, 1999.

(h)      Other Material Contracts             Inapplicable.

(i)      Legal Opinion                        Opinion of Counsel to be filed by amendment.

(j)      Other Opinions                       Auditors' Consent to be filed by amendment.

(k)      Omitted Financial                    Inapplicable.
         Statements

(l)      Initial Capital Agreement   (i)      Purchase Agreement relating to shares of the Schwab 1000 Fund was electronically filed and is incorporated by reference to Exhibit (l)(i),
                                              File No. 811-6200, of Post-Effective Amendment No. 29 to Registrant's
                                              Registration Statement on Form N-1A, filed on July 21, 1999.

                                     (ii)     Purchase Agreement relating to shares of the Schwab Short-Term Bond Market Index
                                              Fund (formerly Schwab Short/Intermediate Government Bond Fund) was electronically filed and incorporated by reference to Exhibit (l)(ii), File No.
                                              811-6200, of Post-Effective Amendment No. 29 to Registrant's Registration
                                              Statement on Form N-1A, filed on July 21, 1999.

                                     (iii)    Purchase Agreement relating to shares of the Schwab California Long-Term
                                              Tax-Free Bond Fund (formerly Schwab California Tax Free Bond Fund) was electronically filed and is incorporated by reference to Exhibit (l)(iii), File
                                              No. 811-6200, of Post-Effective Amendment No. 29 to Registrant's Registration
                                              Statement on Form N-1A, filed on July 21, 1999.



Part C

                                     (iv)     Purchase Agreement relating to shares of the Schwab Long-Term Tax-Free Bond Fund
                                              (formerly Schwab National Tax Free Bond Fund) was electronically filed and is incorporated by reference to Exhibit (l)(iv), File No. 811-6200, of
                                              Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form
                                              N-1A, filed on July 21, 1999.

                                     (v)      Purchase Agreement relating to shares of the Schwab Short/Intermediate Tax-Free
                                              Bond Fund, Schwab California Short/Intermediate Tax-Free Bond Fund and Schwab
                                              Total Bond Market Index Fund (formerly, Schwab Long-Term Government Bond Fund)
                                              was electronically filed and is incorporated by reference to Exhibit 13, File
                                              No. 811-6200, to Post-Effective Amendment No. 22 to Registrant's Registration
                                              Statement on Form N-1A filed on December 30, 1997.

                                     (vi)     Purchase Agreement relating to shares of the Schwab YieldPlus Fund(R) was electronically filed and is incorporated by reference to Exhibit (l)(vi) of
                                              Post-Effective Amendment No. 29, File No. 811-6200, to Registrant's Registration
                                              Statement on Form N-1A, filed on July 21, 1999.

                                     (vii)    Purchase Agreement relating to shares of the Schwab GNMA Fund was electronically filed and is incorporated by reference as Exhibit (l)(vii), File No. 811-6200 of
                                              Post-Effective Amendment No. 46 to the Registrant's Registration Statement on
                                              Form N-1A, filed on January 27, 2003.

                                     (viii)   Purchase Agreement relating to the purchase of one share of each class of the
                                              Schwab California YieldPlus Fund TM and the Schwab Municipal YieldPlus Fund TM is
                                              incorporated by reference to Exhibit (l)(viii), File No. 811-6200 of
                                              Post-Effective Amendment No. 53 to the Registrant's Registration Statement on
                                              Form N-1A, filed on November 11, 2004.

(m)      Rule 12b-1 Plan                      Inapplicable.

(n)      Financial Data Schedule              Inapplicable.

(o)      Rule 18f-3 Plan             (i)      Registrant's Amended and Restated Multiple Class Plan is incorporated by reference herein as Exhibit (o)(i), File No. 811-6200, of Post-Effective
                                              Amendment No. 46 to the Registrant's Registration Statement on Form
                                              N-1A, filed on January 27, 2003.


Part C

                                     (ii)     Amended Schedule A to the Multiple Class Plan for Investor and Select Shares
                                              share classes of the Schwab California Tax-Free YieldPlus Fund and Schwab
                                              Tax-Free YieldPlus Fund is electronically filed as Exhibit (o)(ii), File No.
                                              811-6200.

(p)      Power of Attorney           (i)      Power of Attorney executed by Mariann Byerwalter, September 4, 2002, to
                                              Post-Effective Amendment No. 44, to Registrant's Statement on Form N-1A,
                                              electronically filed on November 12, 2002, is incorporated herein by reference to Exhibit (p)(i), File No. 811-6200.

                                     (ii)     Power of Attorney executed by William A. Hasler, September 4, 2002, to
                                              Post-Effective Amendment No. 44, to Registrant's Statement on Form N-1A,
                                              electronically filed on November 12, 2002, is incorporated herein by reference to Exhibit (p)(ii), File No. 811-6200.

                                     (iii)    Power of Attorney executed by Gerald B. Smith, September 4, 2002, to
                                              Post-Effective Amendment No. 44, to Registrant's Statement on Form N-1A,
                                              electronically filed on November 12, 2002, is incorporated herein by reference to Exhibit (p)(iii), File No. 811-6200.

                                     (iv)     Power of Attorney executed by Donald F. Doward, September 4, 2002, to
                                              Post-Effective Amendment No. 44, to Registrant's Statement on Form N-1A,
                                              electronically filed on November 12, 2002, is incorporated herein by reference to Exhibit (p)(iv), File No. 811-6200.

                                     (v)      Power of Attorney executed by Robert G. Holmes, September 4, 2002, to
                                              Post-Effective Amendment No. 44, to Registrant's Statement on Form N-1A,
                                              electronically filed on November 12, 2002, is incorporated herein by reference to Exhibit (p)(v), File No. 811-6200.

                                     (vi)     Power of Attorney executed by Donald R. Stephens, September 4, 2002, to
                                              Post-Effective Amendment No. 44, to Registrant's Statement on Form N-1A,
                                              electronically filed on November 12, 2002, is incorporated herein by reference to Exhibit (p)(vi), File No. 811-6200.

                                     (vii)    Power of Attorney executed by Michael W. Wilsey, September 4, 2002, to
                                              Post-Effective Amendment No. 44, to Registrant's Statement on Form N-1A,
                                              electronically filed on November 12, 2002, is incorporated herein by reference to Exhibit (p)(vii), File No. 811-6200.


Part C

                                     (viii)   Power of Attorney executed by Charles R. Schwab, September 4, 2002, to
                                              Post-Effective Amendment No. 44, to Registrant's Statement on Form N-1A,
                                              electronically filed on November 12, 2002, is incorporated herein by reference to Exhibit (p)(viii), File No. 811-6200.

                                     (ix)     Power of Attorney executed by Evelyn Dilsaver, August 31, 2004, to
                                              Post-Effective Amendment No. 51, to Registrant's Registration Statement on Form
                                              N-1A, electronically filed on September 1, 2004, is incorporated herein by reference to Exhibit (p)(ix), File No. 811-6200.


                                     (x)      Power of Attorney executed by George Pereira, November 15, 2004, to
                                              Post-Effective Amendment No. 54, to Registrant's Registration Statement on Form
                                              N-1A, electronically filed on December 10, 2004, is incorporated herein by reference to Exhibit (p)(x), File No. 811-6200.


(q)      Code of Ethics              (i)      Code of Ethics adopted by Registrant, Charles Schwab Investment Management Inc.
                                              and Charles Schwab & Co., Inc. is incorporated herein by reference to Exhibit
                                              (g)(i), File No. 811-6200 of Post-Effective Amendment No. 50 to Registrant's
                                              Registration Statement on Form N-1A, electronically filed on February 26, 2004.

Item 24. Persons Controlled by or under Common Control with the Registrant.

The Charles Schwab Family of Funds (the "Schwab Fund Family"), Schwab Capital Trust and Schwab Annuity Portfolios are each Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each is advised by the Investment Manager and employs Schwab as principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Capital Trust and Schwab Annuity Portfolios may each be deemed to be under common control with Registrant.

Item 25. Indemnification.

Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.


Part C

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Capital Trust, and Schwab Annuity Portfolios, Laudus Trust and Laudus Variable Insurance Trust, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, investment adviser to Laudus Trust and Laudus Variable Trust and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.

Name and Position
with Registrant                  Name of Company                                   Capacity
------------------------------------------------------------------------------------------------------------------------------------
Charles R. Schwab,               Charles Schwab & Co., Inc.                        Chairman
Trustee and Chairman
                                 The Charles Schwab Bank, N.A.                     Chairman, Director

                                 The Charles Schwab Corporation                    Chairman, Chief Executive Officer

                                 Charles Schwab Investment Management, Inc.        Chairman

                                 Schwab Holdings, Inc.                             Chief Executive Officer

                                 Schwab International Holdings, Inc.               Chairman and Chief Executive Officer


Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
------------------------------------------------------------------------------------------------------------------------------------
                                 Schwab (SIS) Holdings, Inc. I                     Chairman and Chief Executive Officer

                                 Charles Schwab Holdings (UK)                      Chairman

                                 All Kinds of Minds                                Director

                                 Charles and Helen Schwab Foundation               Director

                                 Siebel Systems                                    Director

                                 United States Trust Company of New York           Director

                                 U.S. Trust Corporation                            Director

                                 Stanford University                               Trustee

                                 The Gap, Inc.                                     Director until May 2004

                                 Xign, Inc.                                        Director until June 2003

Jeffrey M. Lyons                 Charles Schwab & Co., Inc.                        Executive Vice President and President, Active
                                                                                   Trader Enterprise. Prior to July 2004, Mr. Lyons
                                                                                   was Executive Vice President, Asset Management
                                                                                   Products & Services.

Randall W. Merk                  Charles Schwab & Co., Inc.                        Executive Vice President and President, AMPS
                                                                                   Enterprise. From September 2002 to July 2004,
                                                                                   Mr. Merk was President & CEO of CSIM.

Evelyn S. Dilsaver               Charles Schwab Investment Management, Inc.        President and Chief Executive Office
President and Chief
Executive Officer


Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
------------------------------------------------------------------------------------------------------------------------------------
                                 Charles Schwab & Co. Inc.                         Executive Vice President. From June 2003 to July
                                                                                   2004, Ms. Dilsaver was Senior Vice President of
                                                                                   the Asset Management Products and Services
                                                                                   Enterprise, with responsibility for product
                                                                                   development and distribution. Prior to this, Ms.
                                                                                   Dilsaver was Executive Vice President of U.S.
                                                                                   Trust, a subsidiary of The Charles Schwab
                                                                                   Corporation, as its chief financial officer and
                                                                                   chief administrative officer.

Christopher V. Dodds             Charles Schwab & Co., Inc.                        Executive Vice President and Chief Financial
                                                                                   Officer

Carrie Dwyer                     Charles Schwab & Co., Inc.                        Executive Vice President - Corporate Oversight
                                                                                   and Corporate Secretary

Maurisa Sommerfield              Charles Schwab & Co., Inc.                        Executive Vice President - Schwab Operations

William Atwell                   Charles Schwab & Co., Inc.                        Executive Vice President - Client Sales
                                                                                   and Services and Schwab Bank

                                 The Charles Schwab Bank, N.A.                     Director

Jan Hier-King                    Charles Schwab & Co., Inc.                        Executive Vice President - Human Resources

Deborah McWhinney                Charles Schwab & Co., Inc.                        Executive Vice President and President, Schwab
                                                                                   Institutional.

Gideon Sasson                    Charles Schwab & Co., Inc.                        Executive Vice President, Chief Information
                                                                                   Officer

Becky Saeger                     Charles Schwab & Co., Inc.                        Executive Vice President, Brand Management and
                                                                                   Marketing Communications

Stephen B. Ward,                 Charles Schwab Investment Management, Inc.        Director, Senior Vice President and Chief
Senior Vice President and                                                          Investment Officer
Chief Investment Officer


Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
------------------------------------------------------------------------------------------------------------------------------------
                                 The Charles Schwab Trust Company                  Chief Investment Officer

Koji E. Felton,                  Charles Schwab Investment Management, Inc.        Senior Vice President, Chief Counsel and
                                                                                   Assistant Corporate Secretary

                                 Charles Schwab & Co., Inc.                        Senior Vice President, Deputy General Counsel

Randall Fillmore                 Charles Schwab Investment Management, Inc.        Senior Vice President and Chief Compliance
Chief Compliance Officer                                                           Officer

George Pereira                   Charles Schwab Investment Management, Inc.        Senior Vice President and Chief Financial
Treasurer and Chief                                                                Officer
Financial Officer

Kimon P. Daifotis                Charles Schwab Investment Management, Inc.        Senior Vice President and Chief Investment
Senior Vice President and                                                          Officer, Fixed Income
Chief Investment Officer

Jeffrey M. Mortimer              Charles Schwab Investment Management, Inc.        Senior Vice President and Chief Investment
Senior Vice President and                                                          Officer, Equities
Chief Investment Officer

Item 27.     Principal Underwriters.

            (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

            (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

            (c) Not applicable.

Item 28.    Location of Accounts and Records.

            All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant; Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's Custodian, PFPC Trust Company, 8800 Tinicum Blvd., Third Floor Suite 200, Philadelphia, Pennsylvania 19153; Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 or SEI Fund Resources,


Part C

Oaks, Pennsylvania; or Ropes & Gray, 1301 K Street, N.W., Suite 800 East, Washington, District of Columbia, 20005.

Item 29.    Management Services.

            Not applicable.

Item 30.    Undertakings.

            Not applicable.


Part C

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 55 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 10th day of February, 2005.

                                    SCHWAB INVESTMENTS
                                    Registrant

                                    Charles R. Schwab*
                                    ------------------
                                    Charles R. Schwab, Chairman and Trustee

         Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 10th day of February, 2005.

Signature                                     Title
---------                                     -----
Charles R. Schwab*                            Chairman and Trustee
-------------------
Charles R. Schwab

Evelyn Dilsaver*                              President and Chief Executive Officer
-----------------
Evelyn Dilsaver

Mariann Byerwalter*                           Trustee
-------------------
Mariann Byerwalter

Donald F. Dorward*                            Trustee
------------------
Donald F. Dorward

William A. Hasler*                            Trustee
------------------
William A. Hasler

Robert G. Holmes*                             Trustee
-----------------
Robert G. Holmes

Gerald B. Smith*                              Trustee
----------------
Gerald B. Smith

Donald R. Stephens*                           Trustee
-------------------
Donald R. Stephens

Michael W. Wilsey*                            Trustee
-------------------
Michael W. Wilsey

George Pereira*                               Treasurer and Principal Financial Officer
---------------
George Pereira

*By:  /s/ Timothy W. Levin
      -------------------------------------
         Timothy W. Levin, Attorney-in-Fact
         Pursuant to Power of Attorney